Preferred Stock	12 Months Ended
Dec. 31, 2014
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
PREFERRED STOCK
19.          PREFERRED STOCK

Series A Convertible Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock in one or more series with such designations, voting and other rights and preferences as may be determined from time to time by our Board of Directors.

On November 19, 2013, the Company entered into a Securities Purchase Agreement (the “Series A Purchase Agreement”) with US VC Partners, L.P. (the “Series A Investor”) for the purchase by the Investor of 123,077 units of securities of the Company for an aggregate purchase price of $4.0 million (or $32.50 per unit). Each security issued is comprised of: 1) one share of Series A Convertible Preferred Stock of the Company, at a par value of $0.001 per share (the “Series A Preferred Stock”); 2) one common stock warrant ( the “Common Warrant”); and 3) one preferred stock warrant (the “Preferred Warrant”).

Each share of Series A Preferred Stock may be converted at any time at the option of the holder into a number of shares of common stock initially equal to 50 shares of common stock, determined by dividing the Liquidation Value per share of Series A Preferred Stock by the applicable conversion price per share of Series A Preferred Stock. The initial conversion price was equal to $0.65, subject to customary adjustments, including for any accrued but unpaid dividends and pursuant to certain anti-dilution provisions. Pursuant to the Series A Certificate of Designation amended on July 30, 2014 (the “Amended Series A Certificate of Designation”), the conversion price per share of Series A Preferred Stock is now equal to $0.13664587. The Series A Preferred Stock is not subject to mandatory conversion at any time.

Since the Common Warrant and the Preferred Warrant were not indexed to the Company’s stock, they were derivatives and therefore, were being accounted for as a liability. The Common Warrant and the Preferred Warrant were both terminated on July 30, 2014 in connection with the issuance of the Series B Convertible Preferred Stock and the Series C Preferred Stock discussed below. The warrants were marked to their market value of approximately $1.5 million as of July 30, 2014, at which time the liability was reclassified to equity.

Upon voluntary or involuntary liquidation, dissolution or winding up of the Company, each holder of Series A Preferred Stock is entitled to a liquidation preference of $32.50 per share, plus any accrued but unpaid dividends, subject to customary adjustments as set forth in the Certificate of Designation (the “Series A Liquidation Value”).

Dividends on the Series A Preferred Stock accrue (payable in cash or in kind), whether or not declared by the Board and whether or not funds are available for the payment of dividends, at a rate of 12% per annum on the sum of the liquidation preference plus all accrued and accumulated dividends and will be payable quarterly in arrears in a) cash or b) newly issued shares of Series A Preferred Stock having an aggregate liquidation preference equal to the amount of such accrued dividends (“PIK Dividends”) at the option of the Company. All accrued and accumulated dividends on the convertible preferred stock shall be paid prior to and in preference to any other class of securities of the Company.

Each share of Series A Preferred Stock will be entitled to a number of votes equal to the number of shares of common stock into which such share is convertible and shall be entitled to vote with holders of outstanding shares of common stock, voting together as a single class, with respect to any and all matters presented to the stockholders of the Company for their action or consideration.

The requisite holders of the Series A Preferred Stock will have the right to cause the Company to redeem, out of funds legally available, all but not less than all of the then outstanding shares of Series A Preferred Stock, for a price per share equal to the Series A Liquidation Value of such shares from and after the fifth anniversary of the closing date of the Series A Purchase Agreement. Additionally, the Company will have the right to redeem all of the outstanding shares of Series A Preferred Stock from and after the eighth anniversary of the closing date of the Series A Purchase Agreement at a redemption price equal to the Series A Liquidation Value. As a result of the redemption provisions, the Series A Preferred Stock has been classified outside of permanent equity.

The significant change in the conversion price of the Series A Preferred Stock was determined to be a substantive qualitative change of a conversion feature that is reasonably possible of being exercised. Therefore, the amendment to the terms of the Series A Preferred Stock made on July 30, 2014 was accounted for as an extinguishment in accordance with the derecognition accounting model under ASC 260-10-S99-2. The Series A Preferred Stock fair value on the extinguishment date was estimated at approximately $1.6 million. This resulted in the Company recognizing a deemed dividend of approximately $2.4 million to reflect the Series A Preferred Stock at its July 30, 2014 redemption value.

Series B Convertible Preferred Stock

On July 30, 2014, the Company entered into a Securities Purchase Agreement (the “Series Band C Purchase Agreement”) with Cova Small Cap Holdings, LLC (“Cova”), Bayonet Capital Fund I, LLC, and another investor (each, an “Investor”) for the purchase by the Investors of an aggregate of 1,000 units of securities of the Company (the “Units”) for an aggregate purchase price of $2.0 million (or $2,000.00 per Unit), with each Unit comprising (1) one share of Series B Convertible Preferred Stock of the Company, par value $0.001 per share (the “Series B Preferred Stock”), and (2) one share of Series C Preferred Stock of the Company, par value $0.001 per share (the “Series C Preferred Stock”). Approximately $1.3 million of the net proceeds from the sale of the Units was used to pay a contingent legal obligation pursuant to Civil Action No. 06-706 (see Note 18).

The shares of Series B Preferred Stock have the rights and preferences set forth in the Certificate of Designation of Series B Convertible Preferred Stock (the “Series B Certificate of Designation”). Pursuant to the Series B Certificate of Designation, each share of Series B Preferred Stock ranks senior to the Company’s common stock (the “Common Stock”) and the Company’s Series A Preferred Stock with respect to payment of dividends and distribution of assets upon liquidation, dissolution or winding up of the Company. Upon the Company’s liquidation, sale to or merger with another corporation or other “Change of Control” (as such term is defined in the Series B Certificate of Designation), each share of Series B Preferred Stock would be entitled to a liquidation preference in an amount equal to the amount per share that would have been payable had all shares of Series B Preferred Stock been converted into Common Stock immediately prior to such event in accordance with the terms of the Series B Certificate of Designation, excluding for purposes of such calculation the liquidation preference payable to the holders of Series A Preferred Stock. Holders of the Series B Preferred Stock are entitled to convert at any time all or any portion of the shares of Series B Preferred Stock into a number of shares of Common Stock initially equal to 35,713.147 shares of Common Stock per share of Series B Preferred Stock (the “Conversion Number”), such that the 1,000 shares of Series B Preferred Stock issued pursuant to the Purchase Agreement will initially be convertible into a number of shares of Common Stock representing approximately 40% of the total number of shares of Common Stock outstanding, calculated on a fully-diluted basis, assuming the conversion of all outstanding shares of Series A Preferred Stock and Series B Preferred Stock. The Conversion Number is subject to customary adjustments, including for dividends, stock splits and other reorganizations affecting the Common Stock. In addition, the Conversion Number is subject to anti-dilution protections, subject to certain exceptions, if the Company issues or sells shares of Common Stock or other equity securities for no consideration or for consideration that is based on an equity valuation of the Company of less than $2 million in the aggregate (a “Trigger Issuance”). In the event of a Trigger Issuance, the Conversion Number shall be increased as of the close of business on the effective date of the Trigger Issuance to a number calculated as follows: (i) two-thirds of the Common Stock deemed Outstanding (as defined in the Series A Certificate of Designation) immediately following such Trigger Issuance (excluding any Common Stock Deemed Outstanding as a result of the conversion of the Series B Preferred Stock) (ii) divided by 1,000. Each share of Series B Preferred Stock will automatically convert into shares of Common Stock on the tenth anniversary of its original issuance date, at the then-current Conversion Number. Each share of Series B Preferred Stock is entitled to a number of votes equal to the number of shares of Common Stock into which such share is convertible and will be entitled to vote with holders of outstanding shares of Common Stock, voting together as a single class, with respect to any and all matters presented to the stockholders of the Company for their action or consideration.

In connection with the issuance of the Series B Preferred Stock and the Series C Preferred Stock on July 30, 2014, the Company allocated the aggregate proceeds of $2.0 million to the Series B Preferred Stock and the Series C Preferred Stock on a relative fair value basis. This resulted in approximately $1.4 million allocated to the Series B Preferred Stock and approximately $0.6 million allocated to the Series C Preferred Stock. At the issuance date, the Series B Preferred Stock is convertible into Common Stock having a fair value of approximately $2.5 million, which was in excess of the proceeds allocated to the Series B Preferred Stock. Therefore, the Company recognized a beneficial conversion feature of approximately $1.1 million in accordance with ASC 470-20. This initially recorded discount was then accreted back to its carrying value of the Series B Preferred Stock as the stock is immediately convertible at the option of the holder.

Series C Preferred Stock

The shares of Series C Preferred Stock have the rights and preferences set forth in the Certificate of Designation of Series C Preferred Stock (the “Series C Certificate of Designation”). Pursuant to the Series C Certificate of Designation, each share of Series C Preferred Stock ranks senior to the Common Stock, the Series A Preferred Stock and the Series B Preferred Stock with respect to payment of dividends and distribution of assets upon liquidation, dissolution or winding up of the Company. Upon the Company’s liquidation, sale to or merger with another corporation or other “Change of Control” (as such term is defined in the Series C Certificate of Designation), each share of Series C Preferred Stock would be entitled to a liquidation preference equal to the greater of (1) $3,000 per share or (2) $2,000 per share plus any accrued but unpaid dividends, in each case subject to customary adjustments as set forth in the Series C Certificate of Designation (the “Series C Liquidation Value”). The Series C Liquidation Value is the greater of (1) 150% of the Purchase Price ($3,000 per share) or (2) the Base Value ($2,000 per share plus accrued and unpaid dividends). Holders of the Series C Preferred Stock are entitled to cumulative quarterly dividends at a rate of 12% per annum, calculated based on an assumed price of $2,000 per share, payable in cash or in kind; provided that to the extent not paid in cash or by issuance of additional shares of Series C Preferred Stock on the last day of each calendar quarter (a “Dividend Payment Date”), all accrued dividends on any outstanding shares of Series C Preferred Stock shall accumulate and compound. In the event the Company has not paid in cash or by the issuance of additional shares of Series C Preferred Stock all accrued dividends on a Dividend Payment Date, at the election of holders of at least 75% of the outstanding shares of Series C Preferred Stock (the “Requisite Holders”), all such dividends accruing on the shares of Series C Preferred Stock will be paid in shares of Series C Preferred Stock. From and after the fifth anniversary of the issuance of the shares of Series C Preferred Stock, the Requisite Holders will have the right to elect to cause the Company to redeem, out of funds legally available therefore, all but not less than all of the then outstanding shares of Series C Preferred Stock, for a price per share equal to the Series C Liquidation Value for such shares. In addition, the Company has the right to redeem at any time, out of funds legally available therefor, all or any portion of the then outstanding shares of Series C Preferred Stock, for a price per share equal to the Series C Liquidation Value for such shares. As a result of the redemption provisions, the Series C Preferred Stock has been classified outside of permanent equity. The Series C Preferred Stock is not convertible into Common Stock or other securities of the Company, and does not have any voting rights.

The proceeds allocated to the Series C Preferred Stock fair on the issuance date were estimated at approximately $ 0.6 million. This resulted in the Company recognizing a deemed dividend of approximately $1.4 million to reflect the Series C Preferred Stock at its July 30, 2014 redemption value.

Common and Preferred Warrants

In connection with the Series A Preferred Stock issued on November 19, 2013, the Company also issued a Common Warrant for the purchase of up to 6,153,830 shares of common stock at an exercise price of $0.65 per share. The estimated fair value of the Common Warrants was determined at each balance sheet date and the change in the estimated fair value of the Common Warrant is reflected within the “Change in fair value of warrants liability” within the accompanying statements of comprehensive loss.

In connection with the Series A Preferred Stock issued on November 19, 2013, the Company also issued a Preferred Warrant for the purchase of up to 123,077 shares of Series A Preferred Stock with an exercise price of $0.05 per share. The estimated fair value of the Preferred Warrant was determined at each balance sheet date and the change in the estimated fair value of the Preferred Warrant is reflected within the “Change in fair value of warrants liability” within the accompanying statements of comprehensive loss.

The Common Warrant and the Preferred Warrant were both terminated on July 30, 2014 in connection with the issuance of the Series B Convertible Preferred Stock and the Series C Preferred Stock discussed above. The warrants were marked to their market value of approximately $1.5 million as of July 30, 2014, at which time the liability was reclassified to equity.

 The change in the fair value of the warrants liability during the year ended December 31, 2014 is as follows (amounts in thousands):

				Subordinated
				Term Loan
	Common	Preferred		Warrants (see)	Total Warrant
	Warrant	Warrant	JFC Warrant	Note 12)	Liability
Warrant liability at December 31, 2013	$4,081	$1,997	$54	$241	$6,373
Warrants amended in connection with refinancing	0	0	0	72	72
Warrant exercise	0	0	(44)	0	(44)
Change in fair value of warrants	(3,331)	(1,223)	(10)	(288)	(4,852)
Termination of Common and Preferred Warrants	(750)	(774)	0	0	(1,524)
Warrant liability at December 31, 2014	$0	$0	$0	$25	$25